DIRECT DIAL 617-573-4836 DIRECT FAX 617-305-4836 EMAIL ADDRESS KENNETH.BURDON@SKADDEN.COM	SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP 500 BOYLSTON STREET BOSTON, MASSACHUSETTS 02116 TEL: (617) 573-4800 FAX: (617) 573-4822 www.skadden.com November 5, 2018

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Christina DiAngelo Fettig

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	BlackRock Multi-Sector Opportunities Trust II (333-225794 and 811-23357)

Dear Ms. DiAngelo Fettig:

Thank you for your oral comments provided on September 14, 2018 regarding your review of Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-2, filed on September 4, 2018 (the “Amendment”), with the U.S. Securities and Exchange Commission (the “Commission”). The Trust has considered your comments and authorized us to respond on its behalf as set forth below. Changes to the Amendment will be reflected in Pre-Effective Amendment No. 2 (“PEA2”) to the registration statement, which the Trust intends to file on or about the date hereof. PEA2 will be marked to show all changes made since the filing of the Amendment.

Your oral comments are summarized in bold to the best of our understanding, followed by the Trust’s responses. Capitalized terms not otherwise defined herein have the meanings ascribed to them in the Amendment.

***

Christina DiAngelo Fettig

Securities and Exchange Commission

November 5, 2018

Summary of Trust Expenses

1.

In the fee table in the Summary of Trust Expenses section, please confirm that the estimate of Other Expenses includes any fees attributable to the Dividend Reinvestment Plan. Additionally, please revise the disclosure in footnote 3 to the fee table in the Summary of Trust Expenses section to indicate that any fees attributable to the Dividend Reinvestment Plan are included in the estimate of Other Expenses.

The Trust confirms that any fees attributable to the Dividend Reinvestment Plan are included in the estimate of Other Expenses. Additionally, the Trust has made the requested change.

2.

In the fee table in the Summary of Trust Expenses section, Other Expenses are estimated at 0.28%. In footnote 4 to the fee table, however, if the Trust does not use leverage, Other Expenses are estimated at 0.26%. Please supplementally explain this difference.

The Other Expenses estimates include the fees associated with custody and fund accounting services. Custody and fund accounting fees are calculated based on the amount of Managed Assets of the Trust. “Managed Assets” means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes). Accordingly, the differences in the Other Expenses estimates are a result of the difference in the anticipated fees associated with custody and fund accounting services based on the anticipated differences in the amount of Managed Assets resulting from the Trust using or not using leverage.

3.	Please consider revising the supplemental expense examples in italics to disclose the total expense ratios used to calculate the supplemental expense examples.

The Trust has made the requested change.

Financial Statements

4.	Please confirm that the Trust will, if necessary, update the Financial Statements so that they are current as of no more than 90 days prior to the date on which the Trust seeks effectiveness.

The Trust confirms that it will comply with the referenced requirement.

Christina DiAngelo Fettig

Securities and Exchange Commission

November 5, 2018

Notes to Financial Statements

5.

Please revise the disclosure under the heading “Note 6. Organizational Expenses” to indicate that BlackRock Advisors, LLC (and not the Trust) will be responsible for paying the organizational and offering expenses of the Trust (other than the sales load).

The Trust has made the requested change.

If you have any questions or require any further information with respect to the Registration Statement, please call me at (617) 573-4836 or Tom DeCapo at (617) 573-4814.

Best regards,

/s/ Kenneth E. Burdon
Kenneth E. Burdon